Financial Highlights	12 Months Ended
Dec. 31, 2013
Financial Highlights [Abstract]
Financial Highlights
8.  Financial Highlights

The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners’ share of income, expenses and average net assets.

	2013	2012	2011
Per Unit operating performance:
Net asset value, January 1:	$19.86	$22.38	$28.87

Interest Income	0.01	0.01	0.01
Expenses	(1.54)	(1.64)	(2.00)
Realized/Unrealized Income (Loss) (1)	3.34	(0.89)	(4.50)

Net Income (Loss)	1.81	(2.52)	(6.49)

Net asset value, December 31:	$21.67	$19.86	$22.38

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.4)%	(7.5)%	(7.6)%
Expenses before Incentive Fees	7.5%	7.6%	7.6%
Expenses after Incentive Fees	7.5%	7.6%	7.6%
Net Income (Loss)	8.9%	(11.5)%	(25.2)%
Total return before incentive fees	9.1%	(11.3)%	(22.5)%
Total return after incentive fees	9.1%	(11.3)%	(22.5)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.